Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of each reportable segment’s revenue and income
	Year Ended September 30, 2020
	Battery cells and packs	E-bicycle sales	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$3,148,156	$11,165,290	$14,313,446	$929,836	$15,243,282
Depreciation and amortization	(2,318)	(82,896)	(85,214)	(466)	(85,680)
Segment income (loss) before tax	251,731	169,452	421,183	29,178	450,361
Segment gross profit margin	15.0%	9.0%	11.0%	10.0%	11.0%

	Year Ended September 30, 2021
	Battery cells and packs	E-bicycle sales	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$4,288,366	$18,232,537	$22,520,903	$901,103	$23,422,006
Depreciation and amortization	(804)	(139,501)	(140,305)	(329,543)	(469,848)
Segment income (loss) before tax	16,902	(2,034,515)	(2,017,613)	(1,779,032)	(3,796,645)
Segment gross profit margin	3.2%	1.6%	1.9%	-4.4%	1.6%

	Year Ended September 30, 2022
	Battery cells and packs	E-bicycle sales	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$6,990,215	$9,405,103	$16,395,318	$993,899	$17,389,217
Depreciation and amortization	(289,150)	(319,801)	(608,951)	(314,971)	(923,922)
Segment income (loss) before tax	(1,538,888)	(3,068,693)	(4,607,581)	(2,252,525)	(6,860,106)
Segment gross profit margin	6.5%	-1.7%	1.8%	-7.6%	1.3%

Schedule of reconciliation from reportable segment income
	Years Ended September 30,
	2020	2021	2022
Net revenues
Total revenue from reportable segments	$14,313,446	$22,520,903	$16,395,318
Other revenues	929,836	901,103	993,899
Consolidated net revenues	$15,243,282	$23,422,006	$17,389,217

Income or loss
Total operating income (loss) for reportable segments	$186,758	$(2,040,656)	$(4,789,953)
Other income for reportable segments	234,425	23,043	182,372
Total income (loss) for reportable segments	421,183	(2,017,613)	(4,607,581)

Unallocated amounts:
Other corporate gain (expense)	29,178	(1,779,032)	(2,252,525)
Consolidated income (loss) from continuing operations before income taxes	$450,361	$(3,796,645)	$(6,860,106)